UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number__811-01700

Franklin Gold and Precious Metals Fund

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: _650 312-2000

Date of fiscal year end: _7/31

Date of reporting period:  10/31/13

Item 1. Schedule of Investments.

Franklin Gold and Precious Metals Fund

Statement of Investments, April 30, 2014 (unaudited)
	Country	Shares/Warrants	Value
Common Stocks and Other Equity Interests 98.0%
Gold & Diversified Resources 6.0%
[a,b]Nevsun Resources Ltd., 144A	Canada	10,403,600	$37,682,854
PanAust Ltd.	Australia	5,320,000	7,931,932
[c]Sandfire Resources NL	Australia	2,347,870	12,388,386
[c]Turquoise Hill Resources Ltd.	Canada	1,600,000	6,240,000
			64,243,172
Gold Exploration & Development 17.2%
[a,b,c] Amara Mining PLC, 144A	United Kingdom	28,000,000	7,503,604
[c]Belo Sun Mining Corp.	Canada	6,000,000	1,505,406
[a,c]Belo Sun Mining Corp., 144A	Canada	3,800,000	953,424
[b,c]Chalice Gold Mines Ltd.	Australia	31,072,008	4,329,651
[c]Chaparral Gold Corp.	United States	700,000	408,740
[c,d]Colossus Minerals Inc., wts., 8/13/15	Canada	2,000,000	—
[c]Continental Gold Ltd.	Canada	1,775,000	6,315,862
[a,c]Gran Colombia Gold Corp., wts., 144A, 8/24/15	Canada	157,040	5,731
[c,e]Great Basin Gold Ltd., 144A	South Africa	13,185,700	18,460
[b,c]Guyana Goldfields Inc.	Canada	5,077,600	11,118,325
[a,b,c] Guyana Goldfields Inc., 144A	Canada	6,070,000	13,291,365
[c]Imperial Metals Corp.	Canada	1,615,000	20,554,947
[a,b,c] INV Metals Inc., 144A	Canada	37,650,000	1,202,272
[c]Ivanhoe Mines Ltd.	Canada	858,400	1,417,548
[a,c]Ivanhoe Mines Ltd., 144A	Canada	2,585,000	4,268,829
[b,c]Kula Gold Ltd.	Australia	11,101,016	938,418
[b,c]Lion One Metals Ltd.	Canada	1,000,000	319,329
[a,b,c] Lion One Metals Ltd., 144A	Canada	2,935,000	937,229
[c]Lydian International Ltd.	Canada	1,975,000	1,819,944
[a,c]Lydian International Ltd., 144A	Canada	5,950,000	5,482,870
[c]Midas Gold Corp.	Canada	299,600	221,410
[a,c]Midas Gold Corp., 144A	Canada	2,330,000	1,721,911
[c]Midway Gold Corp.	United States	5,756,700	5,264,502
[c]Nautilus Minerals Inc.	Canada	3,711,450	1,997,861
[a,c]Nautilus Minerals Inc., 144A	Canada	11,228,698	6,044,370
[c]Pretium Resources Inc.	Canada	2,509,200	16,254,112
[b,c]Red 5 Ltd.	Australia	91,361,661	5,940,929
[b,c]Romarco Minerals Inc.	Canada	26,668,400	21,411,607
[a,b,c] Romarco Minerals Inc., 144A	Canada	18,517,600	14,867,468
[b,c]RTG Mining Inc.	Australia	4,791,186	546,415
[a,b,c] RTG Mining Inc., 144A	Australia	23,977,900	2,734,581
[c]Sierra Mining Ltd.	Australia	3,500,000	1,284,273
[c]St. Augustine Gold and Copper Ltd.	Canada	7,636,836	1,097,397
[a,c]St. Augustine Gold and Copper Ltd., 144A	Canada	16,383,333	2,354,249
[a,c]Torex Gold Resources Inc., 144A	Canada	18,050,000	20,091,237
[a,c]Torex Gold Resources Inc., 144A, wts., 8/04/14	Canada	2,275,000	103,782
			184,328,058
Long Life Gold Mines 53.6%
African Barrick Gold Ltd.	United Kingdom	5,957,307	24,950,249
Agnico Eagle Mines Ltd.	Canada	190,000	5,616,400
Alamos Gold Inc.	Canada	1,623,500	15,182,588
[a]Alamos Gold Inc., 144A	Canada	375,000	3,506,911
AngloGold Ashanti Ltd., ADR	South Africa	3,279,023	59,350,316
[c]B2Gold Corp.	Canada	20,985,194	60,310,534
[b,c]Banro Corp. (CAD Traded)	Canada	10,307,000	4,419,771
[b,c]Banro Corp. (USD Traded)	Canada	3,000,000	1,334,700
[a,b,c] Banro Corp., 144A	Canada	7,210,000	3,091,739
Barrick Gold Corp.	Canada	2,221,283	38,805,814
[c]Beadell Resources Ltd.	Australia	18,878,639	11,574,626
[c]Centamin PLC (CAD Traded)	Egypt	10,500,000	11,495,826
[c]Centamin PLC (GBP Traded)	Egypt	3,994,532	4,364,516
[a,c]Centamin PLC, 144A	Egypt	23,945,200	26,216,176
Centerra Gold Inc.	Canada	3,654,000	18,735,897
[a]Centerra Gold Inc., 144A	Canada	2,893,400	14,835,918
[c]Detour Gold Corp.	Canada	1,691,300	16,835,074

Quarterly Statement of Investments | See Notes to Statement of Investments.

Franklin Gold and Precious Metals Fund

Statement of Investments, April 30, 2014 (unaudited) (continued)
Eldorado Gold Corp.	Canada	7,017,500	42,768,943
[c]G-Resources Group Ltd.	Hong Kong	370,770,400	10,186,461
Gold Fields Ltd.	South Africa	427,411	1,791,779
Goldcorp Inc.	Canada	2,198,845	54,355,448
[c]Kinross Gold Corp.	Canada	515,194	2,091,705
[c]Newcrest Mining Ltd.	Australia	5,168,461	50,220,990
Newmont Mining Corp.	United States	115,614	2,870,696
[a,c]Osisko Mining Corp., 144A	Canada	3,824,300	27,389,950
Randgold Resources Ltd., ADR	Jersey Islands	647,023	51,807,132
SEMAFO Inc.	Canada	1,810,000	6,770,677
[c]Teranga Gold Corp.	Canada	4,000,000	2,627,617
[c]Teranga Gold Corp., CDI	Canada	1,538,759	1,057,778
			574,566,231
Medium Life Gold Mines 5.8%
Alacer Gold Corp.	United States	2,079,700	4,971,319
[a]Alacer Gold Corp., 144A	United States	1,500,000	3,585,603
AuRico Gold Inc.	Canada	819,500	3,409,443
[c]China Gold International Resources Corp. Ltd.	Canada	326,100	841,239
[a,c]China Gold International Resources Corp. Ltd., 144A	Canada	598,100	1,538,837
Evolution Mining Ltd.	Australia	2,400,000	1,906,205
IAMGOLD Corp. (CAD Traded)	Canada	412,000	1,435,920
IAMGOLD Corp. (USD Traded)	Canada	195,000	680,550
[c]New Gold Inc.	Canada	1,330,000	6,722,504
[c]Primero Mining Corp.	Canada	925,000	5,848,501
[a,c]Primero Mining Corp., 144A	Canada	2,850,000	18,019,707
[a,c]Primero Mining Corp., wts., 144A, 7/20/15	Canada	1,040,000	872,953
[c]Silver Lake Resources Ltd.	Australia	9,119,300	3,473,263
[b,c]St. Barbara Ltd.	Australia	29,088,151	5,809,609
[a]Yamana Gold Inc., 144A	Canada	500,000	3,745,267
			62,860,920
Platinum & Palladium 10.3%
[c]Anglo American Platinum Ltd.	South Africa	364,656	17,328,265
[b,c]Eastern Platinum Ltd.	Canada	67,983,024	4,031,656
[a,b,c] Eastern Platinum Ltd., 144A	Canada	7,430,600	440,663
Impala Platinum Holdings Ltd.	South Africa	1,585,000	17,835,392
Impala Platinum Holdings Ltd., ADR	South Africa	1,506,100	16,749,338
[c]North American Palladium Ltd.	Canada	3,950,000	1,145,500
[c]Northam Platinum Ltd.	South Africa	1,209,019	4,711,061
[b,c]Platinum Group Metals Ltd.	Canada	30,221,620	31,157,730
[a,b,c] Platinum Group Metals Ltd., 144A	Canada	10,776,000	11,109,785
[c]Royal Bafokeng Platinum Ltd.	South Africa	919,704	5,943,725
			110,453,115
Silver Mines 5.1%
Fresnillo PLC	Mexico	1,195,000	17,167,048
Hochschild Mining PLC	Peru	2,486,197	6,919,720
[c]MAG Silver Corp.	Canada	825,000	6,262,488
[a,c]MAG Silver Corp., 144A	Canada	240,000	1,821,815
[a,c]Tahoe Resources Inc., 144A	United States	1,014,000	22,564,171
			54,735,242
Total Common Stocks and Other Equity Interests (Cost $1,166,263,778)			1,051,186,738
Short Term Investments (Cost $21,749,017) 2.0%
Money Market Funds 2.0%
[c,f] Institutional Fiduciary Trust Money Market Portfolio	United States	21,749,017	21,749,017

Franklin Gold and Precious Metals Fund

Statement of Investments, April 30, 2014 (unaudited) (continued)
Total Investments (Cost $1,188,012,795) 100.0%	1,072,935,755
Other Assets, less Liabilities (0.0)%†	(524,267)
Net Assets 100.0%	$1,072,411,488

† Rounds to less than 0.1% of net assets.
a Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At
April 30, 2014, the aggregate value of these securities was $257,985,271, representing 24.06% of net assets.
b See Note 5 regarding holdings of 5% voting securities.
c Non-income producing.
d Security has been deemed illiquid because it may not be able to be sold within seven days.
e See Note 4 regarding restricted securities.
f The Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

ABBREVIATIONS

Selected Portfolio

ADR	- American Depositary Receipt
CDI	- Clearing House Electronic Subregister System Depositary Interest

Franklin Gold and Precious Metals Fund

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Franklin Gold and Precious Metals Fund (Fund) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end management investment company.

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of the NYSE close, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the

NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

Also, when the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. INCOME TAXES
At April 30, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Cost of investments		$1,474,713,738
Unrealized appreciation		$270,857,275
Unrealized depreciation		(672,635,258)
Net unrealized appreciation (depreciation)		$(401,777,983)

4. RESTRICTED SECURITIES
At April 30, 2014, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the Securities Act of 1933 deemed to be liquid, as follows:
Shares	Issuer		Acquisition Date	Cost	Value
13,185,700	Great Basin Gold Ltd., 144A (Value is 0.00% [a] of Net Assets)		3/26/12	$9,977,073	$18,460
[a]Rounds to less than 0.01% of Net Assets.

5. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the Fund for the nine months ended April 30, 2014, were as shown below.

	Number of			Number of
	Shares/Warrants			Shares/Warrants	Value at
	Held at Beginning	Gross	Gross	Held at End of	End of		Investment	Realized Capital
Name of Issuer	of Period	Additions	Reductions	Period	Period		Income	Gain (Loss)
Non-Controlled Affiliates
Amara Mining PLC, 144A	-	28,000,000	-	28,000,000	$7,503,604		$-	$-
Banro Corp. (CAD Traded)	7,007,000	3,300,000	-	10,307,000	4,419,771		-	-
Banro Corp. (USD Traded)	3,000,000	-	-	3,000,000	1,334,700		-	-
Banro Corp., 144A	7,210,000	-	-	7,210,000	3,091,739		-	-
Chalice Gold Mines Ltd.	31,072,008	-	-	31,072,008	4,329,651		-	-
Eastern Platinum Ltd.	55,983,024	12,000,000	-	67,983,024	4,031,656		-	-
Eastern Platinum Ltd., 144A	7,430,600	-	-	7,430,600	440,663		-	-
Guyana Goldfields Inc.	5,077,600	-	-	5,077,600	11,118,325		-	-
Guyana Goldfields Inc., 144A	6,070,000	-	-	6,070,000	13,291,365		-	-
INV Metals Inc., 144A	37,650,000	-	-	37,650,000	1,202,272		-	-
Kula Gold Ltd.	11,101,016	-	-	11,101,016	938,418		-	-
Lion One Metals Ltd.	1,000,000	-	-	1,000,000	319,329		-	-
Lion One Metals Ltd., 144A	2,935,000	-	-	2,935,000	937,229		-	-
Nevsun Resources Ltd.	1,000,000	-	1,000,000	-	-		17,833	1,732,350
Nevsun Resources Ltd., 144A	13,453,700	19,900	3,070,000	10,403,600	37,682,854		956,369	3,699,340
Platinum Group Metals Ltd.	25,214,320	5,007,300	-	30,221,620	31,157,730		-	-
Platinum Group Metals Ltd., 144A	10,776,000	-	-	10,776,000	11,109,785		-	-
Red 5 Ltd.	8,361,661	83,000,000	-	91,361,661	5,940,929		-	-
Romarco Minerals Inc.	24,018,400	2,650,000	-	26,668,400	21,411,607		-	-
Romarco Minerals Inc., 144A	12,717,600	5,800,000	-	18,517,600	14,867,468		-	-
RTG Mining Inc.	4,791,186	-	-	4,791,186	546,415		-	-
RTG Mining Inc., 144A	23,977,900	-	-	23,977,900	2,734,581		-	-
St. Augustine Gold and Copper Ltd.	7,636,836	-	-	7,636,836	-	a	-	-
St. Augustine Gold and Copper Ltd., 144A	16,383,333	-	-	16,383,333	-	a	-	-
St. Barbara Ltd.	29,088,151	-	-	29,088,151	5,809,609		-	-
Volta Resources Inc.	5,339,200	-	5,339,200	-	-		-	(4,311,321)
Volta Resources Inc., 144A	4,887,000	-	4,887,000	-	-		-	(8,301,670)
Total Affiliated Securities (Value is 17.18% of Net Assets)					$184,219,700		$974,202	$(7,181,301)

[a]As of April 30, 2014, no longer an affiliate.

6. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

· Level 1 – quoted prices in active markets for identical financial instruments

· Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

· Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of April 30, 2014, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2		Level 3		Total
Assets:
Investments in Securities:
Equity Investments:[a]
Gold Exploration & Development	$184,309,598	$	- $	18,460	b $	184,328,058
All Other Equity Investments[c]	866,858,680		-	-		866,858,680
Short Term Investments	21,749,017		-	-		21,749,017
Total Investments in Securities	$1,072,917,295	$	- $	18,460		$1,072,935,755

a Includes common stocks as w ell as other equity investments.
bIncludes securities determined to have no value at April 30, 2014.
cFor detailed categories, see the accompanying Statement of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

7. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN GOLD AND PRECIOUS METALS FUND

By /s/ Laura F. Fergerson

Laura F. Fergerson

Chief Executive Officer – Finance and Administration

Date June 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Laura F. Fergerson

Laura F. Fergerson

Chief Executive Officer – Finance and Administration

Date June 26, 2014

By  /s/ Gaston Gardey

Gaston Gardey

Chief Financial Officer and Chief Accounting Officer

Date June 26, 2014